EQ ADVISORS TRUSTSM

EQ/Oppenheimer Global Portfolio

EQ/Global Equity Managed Volatility Portfolio

SUPPLEMENT DATED MAY 28, 2019, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in connection with the Summary Prospectus, Prospectus, and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a sub-adviser change affecting the EQ/Oppenheimer Global Portfolio and the EQ/Global Equity Managed Volatility Portfolio.

EQ/Oppenheimer Global Portfolio

EQ/Global Equity Managed Volatility Portfolio

Effective on or about May 24, 2019, Invesco Ltd., the indirect parent company of Invesco Advisers, Inc. (“Invesco”), acquired OppenheimerFunds, Inc. (“Oppenheimer”), the asset management affiliate of Massachusetts Mutual Life Insurance Company. The acquisition resulted in a change of control of Oppenheimer and an automatic termination of the investment sub-advisory agreement between AXA Equitable Funds Management Group, LLC (“FMG LLC”) and Oppenheimer. In connection with this change of control, the Board of Trustees of the Trust approved the appointment of Invesco to replace Oppenheimer as investment sub-adviser for the EQ/Oppenheimer Global Portfolio and a portion of the Active Allocated Portion of the EQ/Global Equity Managed Volatility Portfolio.

Upon the closing of the acquisition, FMG LLC entered into an investment sub-advisory agreement with Invesco to provide investment sub-advisory services for the EQ/Oppenheimer Global Portfolio and a portion of the Active Allocated Portion of the EQ/Global Equity Managed Volatility Portfolio. Portfolio manager John Delano, formerly with Oppenheimer, has transitioned to Invesco and remains primarily responsible for the investment decisions for the EQ/Oppenheimer Global Portfolio and a portion of the Active Allocated Portion of the EQ/Global Equity Managed Volatility Portfolio.

***************

All references to Oppenheimer in the Summary Prospectus and Prospectus are hereby deleted.

*****

The section of the Summary Prospectus and Prospectus entitled “EQ/Oppenheimer Global Portfolio — Who Manages the Portfolio — Sub-Adviser: OppenheimerFunds, Inc. (“Oppenheimer” or the “Sub-Adviser”)” is hereby deleted in its entirety and replaced with the following information:

Sub-Adviser: Invesco Advisers, Inc. (“Invesco” or the “Sub-Adviser”)

Portfolio Manager: The individual primarily responsible for the securities selection, research and trading for the Portfolio is:

Name	Title	Date Began Managing the Portfolio
John Delano, CFA®	Portfolio Manager of Invesco since May 2019. Formerly, Director of Equity Research of the Global Team, Senior Portfolio Manager and Vice President of OppenheimerFunds, Inc. (October 2010- May 2019)	May 2017

*****

The section of the Summary Prospectus and Prospectus entitled “EQ/Global Equity Managed Volatility Portfolio — Who Manages the Portfolio — Sub-Adviser: OppenheimerFunds, Inc. (“Oppenheimer” or the “Sub-Adviser”)” is hereby deleted in its entirety and replaced with the following information:

Sub-Adviser: Invesco Advisers, Inc. (“Invesco” or the “Sub-Adviser”)

Portfolio Manager: The individual primarily responsible for the securities selection, research and trading for a portion of the Active Allocation Portion of the Portfolio is:

Name	Title	Date Began Managing the Portfolio
John Delano, CFA®	Portfolio Manager of Invesco since May 2019 Formerly, Director of Equity Research of the Global Team, Senior Portfolio Manager and Vice President of OppenheimerFunds, Inc. (October 2010-May 2019)	May 2017

*****

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — OppenheimerFunds, Inc.” is hereby deleted in its entirety.

*****

The first paragraph of the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Invesco Advisers, Inc.” is hereby deleted and replaced with the following information:

Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree Street, N.E., Atlanta, GA 30309, serves as the Sub-Adviser to the EQ/Invesco Global Real Estate Portfolio, the EQ/Invesco International Growth Portfolio, the EQ/Invesco Moderate Allocation Portfolio, the EQ/Invesco Moderate Growth Allocation Portfolio, the EQ/Invesco Comstock Portfolio, the EQ/Oppenheimer Global Portfolio, and a portion of the Active Allocated Portion of the EQ/Global Equity Managed Volatility Portfolio. Invesco and its affiliates are indirect wholly-owned subsidiaries of Invesco Ltd., a publicly traded company, that through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2018, Invesco and its affiliates had over $888.2 billion in assets under management.

*****

The following information is added to the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Invesco Advisers, Inc.”

John Delano, CFA, is primarily responsible for the investment decisions for the EQ/Oppenheimer Global Portfolio and for a portion of the Active Allocated Portion of the EQ/Global Equity Managed Volatility Portfolio.

John Delano, CFA, is a Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since May 2019. Prior to May 2019, he was Director of Equity Research of the Global Team, Senior Portfolio Manager and Vice President of OppenheimerFunds, Inc. (“Oppenheimer”). He was Vice President and Director of Equity Research, Global Team, of Oppenheimer since October 2010. Prior to that, he served as Director of Equity Research, Growth Team, of Oppenheimer since April 2007.

***************

All references to Oppenheimer in the SAI are hereby deleted.

*****

The section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is hereby amended to include the following information:

Portfolio	Name and Control Persons of the Sub-Adviser
EQ/Oppenheimer Global Portfolio EQ/Global Equity Managed Volatility Portfolio	Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly-traded company, that through its subsidiaries, engages in the business of investment management on an international basis.

*****

The section of the SAI entitled “Appendix B — Portfolio Manager Information — Invesco Advisers, Inc. (“Invesco” or “Sub-Adviser”)” is hereby amended to include the following information:

Invesco Advisers, Inc. (“Invesco” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Adviser managed by the portfolio
manager and the total assets in the accounts managed
	within each category as of December 31, 2018						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets* (Million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Oppenheimer Global Portfolio
John Delano, CFA®**	8	$16.17	2	$229.39	1	$94.58	0	N/A	0	N/A	0	N/A

EQ/Global Equity Managed Volatility Portfolio
John Delano, CFA®	8	$16.17	2	$229.39	1	$94.58	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolios as of December 31, 2018

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Oppenheimer Global Portfolio
John Delano, CFA®	X

EQ/Global Equity Managed Volatility Portfolio
John Delano, CFA®	X
*	Does not include personal accounts of portfolio managers and their families which are subject to the Code of Ethics.
**	The account information shown for John Delano is from his prior position with OppenheimerFunds, Inc. (“Oppenheimer”). Effective on or about May 24, 2019, Invesco Ltd., the indirect parent company of Invesco, acquired Oppenheimer. Mr. Delano transitioned to Invesco in connection with this acquisition.

3